Risk Management Activities - Commodity Risk Management (Details) - Commodity risk management kJ in Billions	Dec. 31, 2019 MWh	Dec. 31, 2019 J	Dec. 31, 2019 kJ	Dec. 31, 2019 MW	Dec. 31, 2018 MWh	Dec. 31, 2018 J	Dec. 31, 2018 kJ	Dec. 31, 2018 MW
Electricity | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	222,000				2,128,000
Notional amount purchased	0				0
Electricity | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	16,097,000				58,885,000
Notional amount purchased	7,204,000				37,023,000
Natural gas | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold		38,062,000	80,413			80,413,000	74,194
Notional amount purchased		55,023,000	110,488			110,488,000	103,805
Transmission | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold	0				29,000
Notional amount purchased	1,818,000				11,163,000
Emissions | Non-Hedges
Disclosure of detailed information about hedges [line items]
Notional amount sold | MW				184,000				0
Notional amount purchased | MW				138,000				0